Notes Payable - LMFA Note Payable - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 15, 2023	Oct. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 13, 2023	Nov. 02, 2022	Sep. 09, 2022
Notes Payable [Line Items]
Debt instrument, face amount			$ 63
Debt instrument, interest rate			3.75%
Notes payable current			$ 1,178	$ 0
Cash proceeds			1,878	$ 0
Subsequent Event [Member]
Notes Payable [Line Items]
Debt instrument, face amount	$ 3,261
LMFA Note Payable [Member]
Notes Payable [Line Items]
Debt instrument, face amount						$ 268	$ 700
Debt instrument, interest rate							15.00%
Notes payable current			700
Interest expense			$ 19
Line of credit facility, expiration date		Oct. 30, 2023
Percentage of the gross cash proceeds received from any future debt		5.00%
Cash proceeds		$ 500
LMFA Note Payable [Member] | Subsequent Event [Member]
Notes Payable [Line Items]
Debt instrument, face amount					$ 100
Debt instrument, interest rate					7.00%
Line of credit facility, expiration date	Jun. 15, 2024
LMFA Note Payable [Member] | Minimum [Member]
Notes Payable [Line Items]
Line of credit facility, interest rate during period		7.00%
Line of credit facility, interest rate at period end		15.00%
LMFA Note Payable [Member] | Maximum [Member]
Notes Payable [Line Items]
Line of credit facility, interest rate during period		15.00%
Line of credit facility, interest rate at period end		18.00%